COMMITMENTS AND CONTINGENCIES - Unconditional Purchase Commitments (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Other Provisions, Contingent Liabilities, and Contingent Assets [Abstract]
Contracts for capital expenditures	$ 4,425,000	$ 2,995,000
Contracts for operating expenditures	3,819,000	3,405,000
Contractual capital and operating commitments	8,244,000	6,400,000
Due within the next 12 months	$ 4,058,000	$ 3,543,000